Note 6 - Fixed Assets (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fixed assets
Office equipment	$ 12,898	$ 12,898
Website development costs	99,880	99,880
Furniture and fixtures	2,730	2,730
Less accumulated depreciation	(41,277)	(29,804)
Fixed assets, net	$ 74,231	$ 85,704	$ 113,561